[LOGO OF EATON VANCE APPEARS HERE]

              Investing
              for the
              21st
              Century




Semiannual Report February 28, 1997

                                                     [PHOTO OF NEWSPAPER &
                                                     CALCULATOR APPEARS HERE]
                                      EV
                                    CLASSIC
                                    GROWTH
                                     FUND

[PHOTO OF NY STOCK EXCHANGE'S FLAG APPEARS HERE]
                     Global Management-Global Distribution






              {PHOTO OF NEW YORK STOCK EXCHANGE APPEARS HERE]

                                                                         Classic

EV Classic Growth Fund as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OF THOMAS FAUST JR. APPEARS HERE]

Thomas E. Faust Jr.,
Portfolio Manager

Investment Environment
--------------------------------------------------------------------------------
  The Economy

 . The current expansion is in its sixth year, the third time in 30 years that the economy has shown sustained growth for this long.

 . The economy's growth, measured by Gross Domestic Product (GDP), increased at a 3.4% pace in 1996.

 . Unemployment, which inched up during the period from 5.1% to 5.3%, remains low. Wage pressures, which can lead to higher inflation, do not appear threatening.

 . The inflation rate, as measured by the Consumer Price Index (CPI), rose 0.1%
  during January, 1997, the smallest increase since June, 1996. For the 12 months ended January, 1997, the CPI rose a moderate 3.0%.

  The Markets

 . The stock market continued its remarkable growth, led by a relatively small group of large capitalization, blue chip stocks. The S&P 500 Index, a broadly based, unmanaged index of large capitalization stocks traded in the U.S., had a total return of 22.6% during the six months ended February 28, 1997.*

 . Momentum in the equity markets shifted in 1996 from smaller, more speculative stocks and initial public offerings (IPOs), to highquality, "brand name" companies, after the former corrected in May-July.

 . Stock valuations have risen significantly, and this is a concern. However, earnings appear solid, and growth should be sustained through this year. Good companies with reasonable valuations can still be found, and it is our goal to identify them.
--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Fund
--------------------------------------------------------------------------------
  The Past Six Months

 . During the six months ended February 28, 1997, EV Classic Growth Fund had a total return of 15.0%./1/

 . This return resulted from an increase in net asset value to $13.73 per share on February 28, 1997 from $12.48 per share on August 31, 1996, and the reinvestment of $0.575 per share in capital gains distributions.

 . By comparison, the average annual total return for mutual funds in the Lipper
  Growth Funds Category was 15.3% during this period.*

  Current Strategy and Outlook

 . The Fund has benefited from three major positive developments: investing in the type of high-quality, large capitalization stocks that have performed well; investing in areas of the economy that are doing well, such as the financial and health care sectors; and generally avoiding stocks which have performed poorly.

 . In what has been a very good market for this type of fund, management has taken steps to reduce risk and take profits, while focusing on higher quality, more conservative stocks.

 . While the market has produced spectacular returns in the recent past, a correction of some magnitude will eventually occur. Understanding this, we believe that investing in companies with strong underlying growth prospects makes sense for the long term.

--------------------------------------------------------------------------------
/1/ This return does not include the maximum applicable 1.00% contingent deferred sales charge (CDSC).

/2/ Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect a maximum 1.00% contingent deferred sales charge (CDSC). Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/ Sector weighting and holdings are as of 2/28/97 only and may not be representative of the Portfolio's current or future investments. Top 10 holdings account for 29.65% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

*   It is not possible to invest directly in an index or Lipper Category.
--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance/2/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              15.8%
Five Years                                             N.A.
Life of Fund (11/7/94)                                19.2


SEC Average Annual Total Returns (including maximum 1% CDSC)
--------------------------------------------------------------------------------
One Year                                              14.8%
Five Years                                             N.A.
Life of Fund (11/7/94)                                19.2


Portfolio Sector Weighting/3/
--------------------------------------------------------------------------------
[PIE CHART APPEARS HERE]
Financial                                             25%
Health Care                                           22%
Business Products & Services                          13%
Cash & Other                                          10%
Capital Goods                                          9%
Technology                                             8%
Basic Materials                                        8%
Retail                                                 6%


Ten Largest Holdings/3/
--------------------------------------------------------------------------------
By total net assets
Sofomor/Danek                                         4.07%
Allstate                                              3.64
Intel                                                 3.00
Federal Nat'l Mortgage Corp.                          2.90
Xerox                                                 2.83
Reuters Holdings, PLC                                 2.71
Franklin Resources                                    2.65
Eli Lilly                                             2.64
MGIC Investment Corp.                                 2.61
Boston Scientific                                     2.60


Classic Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of February 28, 1997
Assets
-----------------------------------------------------------------
Investment in Growth Portfolio, at value (Note 1A)
     (identified cost, $1,107,503)                   $1,354,717
Receivable for Fund shares sold                           3,941
Receivable from Administrator (Note 6)                   10,872
Deferred organization expenses (Note 1E)                 23,713
-----------------------------------------------------------------
Total assets                                         $1,393,243
-----------------------------------------------------------------


Liabilities
-----------------------------------------------------------------
Payable to affiliate for Trustees' fees              $       13
-----------------------------------------------------------------
Accrued expenses                                          4,753
-----------------------------------------------------------------
Total liabilities                                    $    4,766
-----------------------------------------------------------------
Net Assets for 101,140 shares of
     beneficial interest outstanding                 $1,388,477
-----------------------------------------------------------------


Sources of Net Assets
-----------------------------------------------------------------
Paid-in capital                                      $1,083,355
Accumulated undistributed net realized gain on
    investments and foreign currency transactions
    (computed on basis of identified cost)               74,887
Net investment loss                                     (16,979)
Net unrealized appreciation of investments and
    foreign currency transactions (computed on          247,214
    basis of identified cost)
-----------------------------------------------------------------
Total                                                $1,388,477
-----------------------------------------------------------------


Net Asset Value, Offering and Redemption Price Per
Share (Note 5)
-----------------------------------------------------------------
($1,388,477 divided by 101,140 shares of beneficial
    interest outstanding)                            $    13.73
-----------------------------------------------------------------

Statement of Operations


For the Six Months Ended
February 28, 1997
Investment Income (Note 1B)
-----------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $7)                       $   5,670
-----------------------------------------------------------------
Interest income allocated from Portfolio                   469
-----------------------------------------------------------------
Expenses allocated from Portfolio                       (4,029)
-----------------------------------------------------------------
Total investment income                              $   2,110
-----------------------------------------------------------------


Expenses
-----------------------------------------------------------------
Custodian fee                                        $   2,001
Distribution fees                                        5,740
Transfer and dividend disbursing agent fees                464
Printing and postage                                     9,350
Legal and accounting services                            3,674
Registration fees                                        4,092
Amortization of organization expenses (Note 1E)          4,434
Miscellaneous                                              206
-----------------------------------------------------------------
Total expenses                                       $  29,961
-----------------------------------------------------------------

Less Allocations --
    Allocation of expenses to the Administrator
    (Note 6)                                         $  10,872
-----------------------------------------------------------------
Total expense reductions                             $  10,872
-----------------------------------------------------------------

Net expenses                                         $  19,089
-----------------------------------------------------------------

Net investment loss                                  $ (16,979)
-----------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)  $  81,289
    Foreign currency transactions                           (2)
-----------------------------------------------------------------
Net realized gain on investment transactions         $  81,287
-----------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investment transactions                          $  92,905
    Foreign currency transactions                          (17)
-----------------------------------------------------------------
Net change in unrealized appreciation of investments $  92,888
-----------------------------------------------------------------

Net realized and unrealized gain on investments      $ 174,175
-----------------------------------------------------------------

Net increase in net assets from operations           $ 157,196
-----------------------------------------------------------------

                       See notes to financial statements

Classic Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                 Six Months Ended
Increase (Decrease)              February 28, 1997   Year Ended
in Net Assets                    (Unaudited)         August 31, 1996
---------------------------------------------------------------------
From operations --
    Net investment loss              $  (16,979)      $ (18,679)
    Net realized gain on
       investments                       81,287          79,134
    Change in unrealized
       appreciation (depreciation)       92,888          28,593
---------------------------------------------------------------------
Net increase in net assets
    resulting from operations        $  157,196       $  89,048
---------------------------------------------------------------------
Distributions to shareholders --
    From net realized gain
       on investments                $  (51,563)      $ (32,944)
---------------------------------------------------------------------
Total distributions to
    shareholders                     $  (51,563)      $ (32,944)
---------------------------------------------------------------------

Transactions in shares of
    beneficial interest (Note 2) --
    Proceeds from sale of shares     $  724,275       $ 747,448
    Net asset value of
       shares issued to
       shareholders in
       payment of
       distributions declared            42,707          26,341
    Cost of shares redeemed            (451,838)       (462,892)
---------------------------------------------------------------------
Net increase in net assets
    from Fund share
    transactions                     $  315,144       $ 310,897
---------------------------------------------------------------------

Net increase in net assets           $  420,777       $ 367,001
---------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------
At beginning of period               $  967,700       $ 600,699
---------------------------------------------------------------------
At end of period                     $1,388,477       $ 967,700
---------------------------------------------------------------------


Undistributed net
investment income (loss)
included in net assets
---------------------------------------------------------------------
At end of period                     $  (16,979)      $    --
---------------------------------------------------------------------

                       See notes to financial statements

Classic Growth Fund as of February 28, 1997
FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                                      Six Months Ended              Year  Ended August 31,
                                                                      February 28, 1997    -----------------------------------------

                                                                      (Unaudited)               1996                    1995*
------------------------------------------------------------------------------------------------------------------------------------

Net asset value--   Beginning of period                               $12.480                  $11.680                 $10.000
------------------------------------------------------------------------------------------------------------------------------------



Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                   $(0.168)                 $(0.241)                $(0.214)
Net realized and unrealized gain(loss) on investments                   1.993                    1.551                   1.894
------------------------------------------------------------------------------------------------------------------------------------

Total income from operations                                          $ 1.825                  $ 1.310                 $ 1.680
------------------------------------------------------------------------------------------------------------------------------------



Less distributions
------------------------------------------------------------------------------------------------------------------------------------

From net realized gain on investments                                 $(0.575)                 $(0.510)                $   --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions                                                   $(0.575)                 $(0.510)                $   --
------------------------------------------------------------------------------------------------------------------------------------


Net asset value-- End of period                                       $13.730                  $12.480                 $11.680
------------------------------------------------------------------------------------------------------------------------------------


Total Return (1)                                                        15.02%                   11.68%                  16.80%
------------------------------------------------------------------------------------------------------------------------------------



Ratios/Supplemental Data**
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000 omitted)                               $ 1,388                  $   968                 $   601
Ratio of net expenses to average net assets (2)                          4.02%/+/                 3.51%                   3.47%/+/
-------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets             (2.95)%/+/               (2.15)%                 (2.17)%/+/
-------------------------------------------------------------------
**  The expenses related to the operation of the fund reflect an assumption of expenses by the administrator. Had such action not been taken, the ratios would have been as follows:
Ratio/Supplemental Data:
    Expenses (2)                                                         5.91%/+/                 8.69%                   12.21%/+/
    Net investment loss                                                 (4.84)%/+/               (7.33)%                 (10.90)%/+/

Net investment income (loss) per share                                $(0.276)                 $(0.822)                $ (1.075)

* For the period from the start of business, November 7, 1994, to August 31, 1995.
+  Annualized.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-date. Total return is not computed on an annualized basis.
(2)Includes the Fund's share of its corresponding Portfolio's allocated expenses.





                       See notes to financial statements

Classic Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Classic Growth Fund (the "Fund") is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Growth Portfolio (the "Portfolio"), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio,(0.8% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Expense Reduction -- The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations. Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio.

    D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the IRC, the Fund designated $ 32,944 as a long-term capital gain distribution for its taxable year ended August 31, 1996.

    E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    F Other -- Investment transactions are accounted for on a trade-date basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal tax purposes.

    G Distributions -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or in excess of accumulated net realized gains. Accordingly, reclassifications may periodically be made among certain capital accounts without impacting the net asset value.

    H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    I Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Classic Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2   Shares of Beneficial Interest
    ---------------------------------------------------------------------------
    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                         Six Months Ended
                                         February 28, 1997     Year Ended
                                         (Unaudited)           August 31, 1996
     -------------------------------------------------------------------------
     Sales                                    54,065               60,508

     Issued to shareholders electing to
      receive payment of distribution
      in Fund shares                           3,376                2,294

     Redemptions                             (33,818)             (36,725)
     -------------------------------------------------------------------------

     Net Increase                             23,623               26,077
     -------------------------------------------------------------------------

3   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio aggregated $ 765,994, and $520,132, respectively.

4   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 5 ) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended February 28, 1997, the Fund paid or accrued $4,305, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At February 28, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $151,000.

    In addition, the Plan permits the Fund to make payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Plan by authorizing the Fund to make monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.25%, annualized, of the assets maintained in the Fund by their customers. EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expecting to exceed 0.25% per annum of the Funds' average daily net assets based on a value of Fund shares sold by such Firm and remaining outstanding for at least one year. Provisions for service fee payments for the six month period ended February 28, 1997 amounted to $1,435. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to an Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Certain officers and Trustees of the Fund are officers or directors of EVD.

5   Contingent Deferred Sales Charge
    ---------------------------------------------------------------------------
    Shares purchased on or after January 30, 1995 and redeemed during the first year after purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge at a rate of one percent of redemption proceeds, exclusive of all reinvestments and capital appreciation in the account. No contingent deferred sales charge is imposed on exchanges for shares of other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund which are distributed with a contingent deferred sales charge. EVD received approximately $50 of CDSC paid by shareholders for the six months ended February 28, 1997.

Classic Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6   Transactions with Affiliates
    --------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves only as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Fund, $10,872 of expenses related to the operation of the Fund were allocated on a preliminary basis to EVM as Administrator. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

Growth Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 95.33%

                                                    Shares              Value
--------------------------------------------------------------------------------
Aerospace and  Defense -- 2.46%
--------------------------------------------------------------------------------
Boeing Co.                                          40,000           $4,070,000

Makes the Boeing 737, 747, 757, 767, and 777
jets,which represent a variety of passenger and
cargo configurations and capabilities. Boeing's
Defense & Space Group has jointly developed the
F-22 fighter (with Lockheed Martin), the V-22
Osprey tiltrotor aircraft (Bell Helicopter Textron)
and the RAH-66 Comanche helicopter (with Sikorsky).
--------------------------------------------------------------------------------

                                                                     $4,070,000
--------------------------------------------------------------------------------

Banks - International -- 0.93%
--------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones              30,000           $1,533,750
This specialized multinational bank, based
in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member countries
in Latin America and the Carribean.
--------------------------------------------------------------------------------

                                                                     $1,533,750
--------------------------------------------------------------------------------

Banks - Regional -- 2.41%
--------------------------------------------------------------------------------
Norwest Corp.                                       80,000           $3,980,000

Provides community banking through more than
700 branches in a 16 state region.
--------------------------------------------------------------------------------

                                                                     $3,980,000
--------------------------------------------------------------------------------

Beverages -- 2.28%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                      115,000           $3,780,625

Global soft drink producer with businesses
in snack foods and fast food restaurants.
--------------------------------------------------------------------------------

                                                                     $3,780,625
--------------------------------------------------------------------------------

Chemicals -- 3.67%
--------------------------------------------------------------------------------
Monsanto Co.                                       100,000           $3,637,500

Produces a range of products for the
agricultural, home furnishings, automobile, construction and personal care markets.

Praxair Inc.                                        50,000            2,431,250

The largest producer of industrial gases in
North and South America.
--------------------------------------------------------------------------------

                                                                     $6,068,750
--------------------------------------------------------------------------------

Computers and Business Equipment -- 4.19%
--------------------------------------------------------------------------------
Hewlett Packard Co.                                 40,000           $2,240,000

One of the world's most successful high tech
companies. Products include servers, computers,
and workstations for home and business.
--------------------------------------------------------------------------------




                                                    Shares              Value
--------------------------------------------------------------------------------

Computers and Business Equipment (continued)
--------------------------------------------------------------------------------
Xerox Corp.                                         75,000           $4,687,500

The dominant producer of high end document
processing machines.
--------------------------------------------------------------------------------

                                                                     $6,927,500
--------------------------------------------------------------------------------

Drugs -- 10.71%
--------------------------------------------------------------------------------
American Home Products Corp.                        40,000           $2,560,000

Leading manufacturer of prescription drugs, medical supplies and diagnostics, as well as agricultural herbicides, consumer medications and branded food products.

Astra AB A Free Shares                              80,000            3,840,984

Swedish based international pharmaceutical firm with drugs for the control of ulcers and asthma.

Elan Corp. PLC ADR1                                 95,000            3,289,375

Develops drug delivery systems designed to improve and control the absorption and utilization of pharmaceutical compounds.

Eli Lilly & Co.                                     50,000            4,368,750

A major U.S. drug company, researches, produces and markets pharmaceuticals spanning the entire drug spectrum.

Pfizer, Inc.                                        40,000            3,665,000

A large international ethical pharmaceutical
manufacturer with important positions in
hospital products and animal health.
--------------------------------------------------------------------------------

                                                                    $17,724,109
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 3.59%
--------------------------------------------------------------------------------
Intel Corp.                                         35,000           $4,965,625

A manufacturer of semiconductors and other microcomputer components and systems which comprise the heart of the personal computer.

MEMC Electronic Materials, Inc.                     40,000              980,000

Worldwide producer of silicon wafers used
in the production of semiconductors.
--------------------------------------------------------------------------------

                                                                     $5,945,625
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 7.69%
--------------------------------------------------------------------------------
Federal National Mortgage Association              120,000           $4,800,000

U.S. Government sponsored mortgage lender and provider of secondary mortgage market.

MBNA Corp.                                         112,500            3,600,000

Dominant issuer of MasterCard/Visa credit cards to affinity groups.

MGIC Investment Corp.                               55,000            4,324,375

The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
--------------------------------------------------------------------------------

                                                                    $12,724,375
--------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio  as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                    Shares              Value
--------------------------------------------------------------------------------

Health Services -- 0.81%
--------------------------------------------------------------------------------
Covance, Inc./1/                                    21,250           $  403,750

The second largest contract research
organization in the world offering a full range of drug development services to pharmaceutical and biotechnology companies worldwide.

Quest Diagnostics, Inc./1/                          10,625              179,297

A major provider of clinical laboratory
testing services in the U.S. with over 30 regional and branch laboratories that process more than 60 million patient requisitions each year.

Vencor, Inc./1/                                     21,900              758,288

Managers of acute long-term care hospitals.
--------------------------------------------------------------------------------

                                                                     $1,341,335
--------------------------------------------------------------------------------

Information Services -- 7.37%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                     80,000           $3,410,000

The leading independent computing and payroll processing services firm in the U.S.

Ceridian Corp./*//1/                               110,000            4,303,750

Provides payroll processing and other employer services, media and market research.

Reuters Holdings, PLC ADR                           70,000            4,488,750

Worldwide provider of proprietary financial
data and information.
--------------------------------------------------------------------------------

                                                                    $12,202,500
--------------------------------------------------------------------------------

Insurance -- 7.91%
--------------------------------------------------------------------------------
Allstate Corp.                                      95,000           $6,020,625

Leading underwriter of automotive and
homeowners insurance as well as a life
insurance carrier.

General Re Corp.                                    25,000            4,240,625

Is the parent company of General Reinsurance, the largest property/casualty reinsurer in the U.S. and one of the 3 largest in the world.

Mutual Risk Management Ltd.                         80,000            2,830,000

Provides risk management services to clients
seeking an alternative to traditonal
commercial insurance, particularly for
workers' compensation.
--------------------------------------------------------------------------------

                                                                    $13,091,250
--------------------------------------------------------------------------------

Investment Services -- 2.65%
--------------------------------------------------------------------------------
Franklin Resources, Inc.                            75,000           $4,387,500

Provides investment management and related
services to a family of equity and fixed
income mutual funds.
--------------------------------------------------------------------------------

                                                                     $4,387,500
--------------------------------------------------------------------------------



                                                    Shares              Value
--------------------------------------------------------------------------------

Lodging and  Gaming -- 2.05%
--------------------------------------------------------------------------------
ITT Corp.1                                          60,000           $3,390,000

Operator of Sheraton hotels, Caesar's Palace
resort casinos and Madison Square Garden.
--------------------------------------------------------------------------------

                                                                     $3,390,000
--------------------------------------------------------------------------------

Machinery -- 2.32%
--------------------------------------------------------------------------------
Deere & Co.                                         90,000           $3,836,250

The largest agricultural equipment company
and also producer of earthmoving and
forestry machinery.
--------------------------------------------------------------------------------

                                                                     $3,836,250
--------------------------------------------------------------------------------

Medical Products -- 9.04%
--------------------------------------------------------------------------------
Baxter International, Inc.                          85,000           $3,910,000

Leading U.S. maker and distributor of health care products used in hospitals and other medical facilities.

Boston Scientific Corp./1/                          65,000            4,306,250

Medical device manufacturer focusing
primarily on disposable products in less invasive surgery procedures.

Sofamor Danek Group, Inc./1/                       170,000            6,736,250

The dominant supplier of spinal implant
devices used in surgical treatment of
spinal diseases and deformities.
--------------------------------------------------------------------------------

                                                                     $14,952,500
--------------------------------------------------------------------------------

Metals and Minerals -- 5.47%
--------------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.               100,000           $3,262,500

Operator of third largest copper mine in the world with world's largest gold reserves.

J & L Specialty Steel, Inc.                        190,000            2,636,250

Manufactures flat rolled stainless steel.
The company's products are used in a
variety of industrial, commercial and
consumer products including chemical and refining equipment, cargo containers & beer kegs.

Potash Corp. of Saskatchewan, Inc./*/               40,000            3,145,000

The global leader of potash production and
number three in phosphates, two of the three
components of fertilizer nutrients.
--------------------------------------------------------------------------------

                                                                     $9,043,750
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 4.06%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                            60,000           $3,375,000

Leading independent natural gas and crude oil production company.

                      See notes to financial statements.

Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

                                                    Shares              Value
--------------------------------------------------------------------------------

Oil and  Gas - Exploration and
Production (continued)
--------------------------------------------------------------------------------
Triton Energy Ltd.                                  80,000           $3,350,000
Independent oil and gas producer with major
developments in Colombia and Thailand.
--------------------------------------------------------------------------------
                                                                      $6,725,000
--------------------------------------------------------------------------------

Photography -- 1.62%
--------------------------------------------------------------------------------
Eastman Kodak Co.                                   30,000           $2,688,750
Largest producer of photographic products
in the world.
--------------------------------------------------------------------------------
                                                                     $2,688,750
--------------------------------------------------------------------------------

Publishing -- 1.68%
--------------------------------------------------------------------------------
McGraw-Hill, Inc.                                   53,500           $2,775,312
Supplies informational products and services
for businesses, education and industry through
a broad range of media.
--------------------------------------------------------------------------------
                                                                     $2,775,312
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.24%
--------------------------------------------------------------------------------
CVS Corp.                                           80,000           $3,700,000
Is the largest drugstore chain in the Northeast.
--------------------------------------------------------------------------------
                                                                     $3,700,000
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 3.41%
--------------------------------------------------------------------------------
Home Depot, Inc.                                    50,000           $2,725,000
A chain of do-it-yourself warehouse style stores.

Lowes Companies                                     80,000            2,920,000
Operator of discount stores that cater to home
building and the home improvement market.
--------------------------------------------------------------------------------
                                                                      $5,645,000
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 5.21%
--------------------------------------------------------------------------------
Corning, Inc.                                       85,000           $3,198,125
Manufactures specialty glass. Its consumer
products division makes Corelle dinnerware,
Corning Ware cookware, Pyrex glassware,
Serengeti sunglasses, and Steuben crystal.

Millipore Corp.                                     40,000            1,725,000
Products use membrane separations technology
to analyze and purify fluids for a variety of
high tech industries.

Sealed Air Corp./1/                                 90,000            3,701,250
Global manufacturer of a broad line of
protective and specialty packaging
materials and systems.
--------------------------------------------------------------------------------
                                                                      $8,624,375
--------------------------------------------------------------------------------

Transportation -- 1.56%
--------------------------------------------------------------------------------
Southwest Airlines Co.                             110,000           $2,585,000
Discount airline expanding throughout the U.S.
--------------------------------------------------------------------------------
                                                                     $2,585,000
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $113,366,143)                                 $157,743,256
--------------------------------------------------------------------------------

Short-Term Investments -- 4.31%
                                                    Principal
                                                    Amount
                                                    (000 omitted)   Value
--------------------------------------------------------------------------------
American General Finance Corp.,
5.32%, 3/10/97                                      $3,146         $  3,141,816
CIT Group Holdings, 5.40%, 3/3/97                    4,000            3,998,800
--------------------------------------------------------------------------------

Total Short-Term Investments
    (identified cost $7,140,616)                                   $  7,140,616
--------------------------------------------------------------------------------

Total Investments -- 99.64%
    (identified cost $120,506,759)                                 $164,883,872
--------------------------------------------------------------------------------

Other Assets, Less Liabilities-- 0.36%                             $    592,046
--------------------------------------------------------------------------------


Net Assets -- 100%                                                 $165,475,918
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt

/1/  Non-income producing security.

/*/  Foreign Security

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of February 28, 1997
Assets
----------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $120,506,759)               $164,883,872
Cash                                                     6,464
Receivable for investments sold                        381,384
Dividends and interest receivable                      213,025
Other assets                                            12,110
Deferred organization expenses (Note 1D)                 7,911
----------------------------------------------------------------
Total assets                                      $165,504,766
----------------------------------------------------------------


Liabilities
----------------------------------------------------------------
Payable to affiliate for Trustees' fees           $      1,922
Accrued expenses                                        26,926
----------------------------------------------------------------
Total liabilities                                 $     28,848
----------------------------------------------------------------
Net Assets applicable to investors' interest      $165,475,918
    in Portfolio
----------------------------------------------------------------


Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and       $121,099,539
    withdrawals
Net unrealized appreciation of investments
    and foreign currency transactions
    (computed on the basis of identified cost)      44,376,379
----------------------------------------------------------------
Total                                             $165,475,918
----------------------------------------------------------------
Statement of Operations


For the Six Months Ended
February 28, 1997
Investment Income
----------------------------------------------------------------
Dividends (net of foreign taxes, $347)            $    786,596
Interest                                                67,618
----------------------------------------------------------------
Total income                                      $    854,214
----------------------------------------------------------------


Expenses
----------------------------------------------------------------
Investment adviser fee (Note 2)                   $    492,924
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                6,792
Custodian fee                                           47,372
Legal and accounting services                           14,069
Amortization of organization expenses (Note 1D)          1,629
Registration fees                                          275
Miscellaneous                                            3,952
----------------------------------------------------------------
Total expenses                                    $    567,013
----------------------------------------------------------------

Net investment income                             $    287,201
----------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
----------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                     $ 11,036,803
    Foreign currency transactions                         (279)
----------------------------------------------------------------
Net realized gain on investment transactions      $ 11,036,524
----------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)           $ 13,971,707
    Foreign currency transactions                       (2,142)
----------------------------------------------------------------
Net change in unrealized appreciation of
    investments                                   $ 13,969,565
----------------------------------------------------------------

Net realized and unrealized gain on investments   $ 25,006,089
----------------------------------------------------------------

Net increase in net assets from operations        $ 25,293,290
----------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                                        Six Months Ended
Increase (Decrease)                                     February 28, 1997   Year Ended
in Net Assets                                           (Unaudited)         August 31, 1996
---------------------------------------------------------------------------------------------
From operations --
    Net investment income                                    $    287,201      $  1,045,595
    Net realized gain on investments
       and foreign currency transactions                       11,036,524        15,075,037
    Change in unrealized
       appreciation (depreciation)                             13,969,565         4,390,133
---------------------------------------------------------------------------------------------
Net increase in net assets
    from operations                                          $ 25,293,290      $ 20,510,765
---------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                            $  6,053,597      $ 12,571,319
    Withdrawals                                               (12,602,859)      (20,352,794)
---------------------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                                     $ (6,549,262)     $ (7,781,475)
---------------------------------------------------------------------------------------------

Net increase in net assets                                   $ 18,744,028      $ 12,729,290
---------------------------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                       $146,731,890      $134,002,600
---------------------------------------------------------------------------------------------
At end of period                                             $165,475,918      $146,731,890
---------------------------------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                      Six Months Ended
                                                      February 28, 1997                Year Ended August 31,
                                                      (Unaudited)              1996            1995             1994*
-----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                   0.72%+              0.72%           0.73%           0.73%+
Net investment income                                      0.37%+              0.73%           0.67%           0.66%+
Portfolio Turnover                                           25%                 62%             84%              4%
-----------------------------------------------------------------------------------------------------------------------
Average commission rate (per share) /(1)/               $0.0598            $ 0.0595          $   --           $  --
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $165,476            $146,732        $134,003        $131,536

+  Annualized.
* For the period from the start of business, August 2, 1994, to August 31, 1994.
/(1)/Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
-------------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short debt securities with a remaining maturity of 60 days or less are values at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.


   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the statement of operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions
   with Affiliates
------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research
   (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended February 28, 1997, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $492,924. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D




   Trustees Deferred Compensation Plan. For the period ended February 28, 1997, no significant amounts have been deferred.

3  Investment Transactions
------------------------------------------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $37,486,014 and $41,881,534, respectively.

4  Federal Income Tax Basis of Investments
------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                         $120,506,759
--------------------------------------------------------------------------------
   Gross unrealized appreciation                          $ 46,291,673

   Gross unrealized depreciation                            (1,914,560)
--------------------------------------------------------------------------------

   Net unrealized appreciation                            $ 44,377,113
--------------------------------------------------------------------------------


5  Line of Credit
-------------------------------------------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Classic Growth Fund  as of February 28, 1997
INVESTMENT MANAGEMENT


Classic Growth Fund

                     Officers                      Independent Trustees

                     James B. Hawkes               Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.

                     M. Dozier Gardner
                     Vice President                Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment Banking,
                     William D. Burt               Harvard University Graduate School of
                     Vice President                Business Administration

                     Barclay Tittmann              Norton H. Reamer
                     Vice President                President and Director, United Asset
                                                   Management Corporation
                     James L. O'Connor
                     Treasurer                     John L. Thorndike
                                                   Formerly Director, Fiduciary Company Incorporated
                     Thomas Otis
                     Secretary                     Jack L. Treynor
                                                   Investment Adviser and Consultant

Growth Portfolio

                     Officers                      Independent Trustees

                     James B. Hawkes               Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.

                     M. Dozier Gardner
                     Vice President                Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment Banking,
                     Thomas E. Faust, Jr.          Harvard University Graduate School of
                     Vice President and            Business Administration
                     Portfolio Manager
                                                   Norton H. Reamer
                     James L. O'Connor             President and Director, United Asset
                     Treasurer                     Management Corporation

                     Thomas Otis                   John L. Thorndike
                     Secretary                     Formerly Director, Fiduciary Company Incorporated

                                                   Jack L. Treynor
                                                   Investment Adviser and Consultant

--------------------------------------------------------------------------------
Investment Adviser of Growth Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Classic Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EV Classic Growth Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current propesctus which contains more complete information on the Fund including its distributions plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.